ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE	Accounts payable consisted of the following:
	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Accounts payable	$46,234	$875,063